4. Prepaid Expenses	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses
NOTE 4.	PREPAID EXPENSES

The following table sets forth the components of the Company’s prepaid expenses on December 31, 2020, and December 31, 2019:

	December 31, 2020	December 31, 2019

Prepaid expenses	132,031	236,742
Prepaid acquisition expenses-Sunniva (a)	–	355,731
Total	$132,031	$592,473

(a) This prepayment was written off as part of the Sunniva acquisition that was not consummated. See Note 3. “Deposits” for further information.